Nationwide Destination 2070 Fund Annual Fund Operating Expenses - Nationwide Destination 2070 Fund	Oct. 31, 2025
Class A Shares
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.13%
Distribution and Service (12b-1) Fees	0.25%
Other Expenses (as a percentage of Assets):	0.27%
Acquired Fund Fees and Expenses	0.33%
Expenses (as a percentage of Assets)	0.98%
Class R Shares
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.13%
Distribution and Service (12b-1) Fees	0.50%
Other Expenses (as a percentage of Assets):	0.27%
Acquired Fund Fees and Expenses	0.33%
Expenses (as a percentage of Assets)	1.23%
Class R6 Shares
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.13%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.02%
Acquired Fund Fees and Expenses	0.33%
Expenses (as a percentage of Assets)	0.48%
Institutional Service Class Shares
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.13%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.27%
Acquired Fund Fees and Expenses	0.33%
Expenses (as a percentage of Assets)	0.73%